UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	10/31/06

Date of reporting period:	7/31/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

July 31, 2006 (Unaudited)	Columbia Government Plus Reserves

		Par ($)	Value ($)*
Government & Agency Obligations - 79.7%

U.S. GOVERNMENT AGENCIES - 79.7%
Federal Farm Credit Bank
	2.940% 11/08/06	5,000,000	4,972,018
	5.240% 07/27/07(a)	40,000,000	39,996,044
	5.244% 10/04/06(a)	2,000,000	1,999,855
	5.250% 10/26/07(a)	35,000,000	35,000,000
	5.260% 08/09/06(a)	25,000,000	24,999,837
	5.280% 01/25/07(a)	25,000,000	24,998,206
Federal Home Loan Bank
	4.000% 04/25/07	8,000,000	7,928,587
	5.260% 09/01/06(a)	10,000,000	9,999,901
	5.279% 08/21/06(a)	35,000,000	35,000,059
	5.347% 01/10/08(a)	20,000,000	19,988,769
Federal Home Loan Mortgage Corp.
	2.800% 01/26/07	10,000,000	9,905,425
	4.763% 02/09/07	8,000,000	7,989,789
	5.251% 09/27/07(a)	60,000,000	59,972,581
	5.302% 06/22/07(a)	25,000,000	24,995,845
	5.351% 07/06/07(a)	35,000,000	34,987,269
	5.375% 06/04/07	5,000,000	5,000,000
Federal National Mortgage Association
	3.100% 03/14/07	10,528,000	10,392,016
	3.550% 02/16/07	2,050,000	2,036,416
	4.000% 10/16/06	15,000,000	14,983,135
	5.217% 09/07/06(a)	25,000,000	24,999,929
	5.284% 06/21/07(a)	25,000,000	24,991,348
	U.S. GOVERNMENT AGENCIES TOTAL		425,137,029

	Total Government & Agency Obligations (cost of $425,137,029)		425,137,029

Repurchase Agreement - 20.4%
	Repurchase agreement with Deutsche Bank Securities, dated 07/31/06, due on 08/01/06, at 5.270% collateralized by FHLB, FNMA and FHLMC Bond and Notes with various maturities to 05/12/20, with a market value of $110,908,037 (repurchase proceeds $108,748,917)	108,733,000	108,733,000

	Total Repurchase Agreement (cost of $108,733,000)		108,733,000

1

Total Investments – 100.1% (cost of $533,870,029)(b)	533,870,029

Other Assets & Liabilities, Net – (0.1)%	(450,981)

Net Assets – 100.0%	533,419,048

Notes to Investment Portfolio:

*	Security Valuation:

Securities are valued on the basis of amortized cost, which approximates current market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization of any premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued under procedures adopted by the Board of Trustees.

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at July 31, 2006.

(b)	Cost for federal income tax purposes is $533,870,029.

Acronym	Name
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

2

INVESTMENT PORTFOLIO

July 31, 2006 (Unaudited)	Columbia Prime Reserves

		Par ($)	Value ($)*
Corporate Bonds – 43.1%
1212 Jackson LLC
	LOC: Fifth Third Bank
	5.400% 09/01/24(a)	700,000	700,000
500 Thomas Moore Building LLC
	LOC: Fifth Third Bank
	5.400% 06/01/22(a)	1,000,000	1,000,000
Allen Temple African Methodist Episcopal Church
	LOC: Fifth Third Bank
	5.400% 07/01/22(a)	1,740,000	1,740,000
American Express Credit Corp.
	5.434% 07/05/07(a)	25,000,000	25,001,571
Basic Water Co. SPE1 LLC
	LOC: U.S. Bank N.A.
	5.360% 08/01/24(a)	17,100,000	17,100,000
Bennett Realty LLC
	LOC: Fifith Third Bank
	5.400% 04/01/23(a)	282,000	282,000
Berkeley Realty Co. LLC
	LOC: Wachovia Bank N.A.
	5.450% 03/01/22(a)	297,000	297,000
Best One Tire & Services LLC
	LOC: Fifth Third Bank
	5.400% 02/01/18(a)	400,000	400,000
Bonbright Distributors, Inc.
	LOC: National City Bank
	5.400% 10/01/08(a)	2,500,000	2,500,000
Borcherding Associates LLC
	LOC: Fifth Third Bank
	5.400% 09/01/25(a)	2,200,000	2,200,000
Cincinnati Hills Christian Academy, Inc.
	LOC: Fifth Third Bank
	5.400% 04/01/23(a)	1,005,000	1,005,000
Consolidated Equities Realty #1 LLC
	LOC: Wells Fargo Bank N.A.
	5.400% 09/01/25(a)	2,000,000	2,000,000
Corporate Finance Managers, Inc.
	LOC: Wells Fargo Bank N.A.
	5.390% 02/02/43(a)	5,840,000	5,840,000
Cullinan Finance Corp.
	5.289% 03/15/07(a)	53,000,000	52,996,508
	5.319% 08/15/07(a)	100,000,000	99,990,130
Driftwood Landing Corp.
	LOC: Fifth Third Bank
	1.000% 01/15/22(a)	3,850,000	3,850,000
FBC Chemical Corp.
	LOC: National City Bank

		Par ($)	Value ($)
Corporate Bonds – (continued)
	5.400% 10/01/15(a)	2,305,000	2,305,000
Fifth Third Bancorp
	5.380% 11/23/09(a)(b)	50,000,000	50,000,000
Fortune 5 LLC
	LOC: Fifth Third Bank
	5.400% 09/01/22(a)	1,200,000	1,200,000
Foster/Schweihofer Real Estate Co. LLC
	LOC: Fifth Third Bank
	5.350% 09/20/33(a)	7,120,000	7,120,000
Four Flags Properties, Inc.
	LOC: Fifth Third Bank
	5.400% 10/01/28(a)	1,500,000	1,500,000
Garfield Investment Group LLC
	LOC: Fifth Third Bank
	5.400% 07/01/28(a)	1,405,000	1,405,000
General Electric Capital Corp.
	5.469% 10/17/07(a)	100,000,000	100,009,177
Global Properties Holdings, Inc.
	LOC: Fifth Third Bank
	5.400% 05/01/25(a)	6,335,000	6,335,000
Goldman Sachs Group, Inc.
	5.417% 12/13/06(a)(c)	75,000,000	75,000,000
	5.660% 10/27/06(a)	45,000,000	45,018,814
Grand Central, Inc.
	LOC: U.S. Bank N.A.
	5.390% 10/01/09(a)	2,225,000	2,225,000
Harrier Finance Funding LLC
	5.103% 05/04/07(a)	92,000,000	91,991,443
	5.130% 02/16/07(a)	30,000,000	29,998,591
HBOS Treasury Services PLC
	5.396% 08/01/07(a)(b)	60,000,000	60,000,000
Home Builders Association of Greater Toledo, Inc.
	LOC: Fifth Third Bank
	5.400% 09/01/27(a)	1,075,000	1,075,000
ILH LLC
	LOC: Fifth Third Bank
	5.400% 11/01/35(a)	2,500,000	2,500,000
K2 (USA) LLC
	5.289% 03/16/07(a)	25,000,000	24,998,450
	5.324% 08/15/06(a)(b)	50,000,000	49,999,808
Kingston Care Center of Sylvania
	LOC: JPMorgan Chase Bank
	5.390% 05/01/33(a)	11,675,000	11,675,000
Kokomo Grain Co., Inc.
	LOC: General Electric Capital Corp.

		Par ($)	Value ($)
Corporate Bonds – (continued)
	5.380% 11/01/10(a)(b)	4,900,000	4,900,000
LAL Holding Co.
	LOC: Fifth Third Bank
	5.400% 08/01/19(a)	97,000	97,000
Links Finance LLC
	5.468% 04/02/07(a)	35,000,000	34,997,654
Lodge Apartments Holdings LLC
	LOC: Wachovia Bank N.A.
	5.460% 03/01/26(a)	5,780,000	5,780,000
LP Pinewood SPV LLC
	LOC: Wachovia Bank N.A.
	5.350% 02/01/18(a)	50,977,000	50,977,000
Mangus & Terranova Investment LP Project
	LOC: National City Bank
	5.400% 04/01/31(a)	4,080,000	4,080,000
Medical Properties Investment Co.
	LOC: Fifth Third Bank
	5.400% 11/01/35(a)	1,500,000	1,500,000
MMJK Properties LLC
	LOC: JPMorgan Chase Bank
	5.390% 05/01/26(a)	2,000,000	2,000,000
Morgan Stanley
	5.468% 07/27/07(a)	105,000,000	105,000,000
	5.615% 07/27/07(a)	35,000,000	35,047,005
MRN LP
	LOC: U.S. Bank N.A.
	5.400% 12/01/33(a)	11,062,000	11,062,000
New Tristate Ventures LLC
	5.350% 05/01/26(a)	3,000,000	3,000,000
Park State Properties I LLC
	LOC: U.S. Bank N.A.
	5.400% 11/01/34(a)	16,500,000	16,500,000
PCP Investors LLC
	LOC: Wells Fargo Bank N.A.
	5.390% 12/01/24(a)	2,000,000	2,000,000
Pratt Plaza LLC
	LOC: Fifth Third Bank
	5.400% 10/01/30(a)	1,000,000	1,000,000
Pretasky Roach Properties LLC
	LOC: Wachovia Bank N.A.
	5.450% 01/01/19(a)	1,675,000	1,675,000
Red Lion Evangelical Association, Inc.
	LOC: Wachovia Bank N.A.
	5.400% 06/01/26(a)	2,305,000	2,305,000
Redcay Funding LLC
	LOC: SunTrust Bank
	5.360% 10/01/30(a)	3,230,000	3,230,000

		Par ($)	Value ($)
Corporate Bonds – (continued)
RH Sheppard Co., Inc.
	LOC: Wachovia Bank N.A.
	5.350% 06/01/11(a)	14,172,000	14,172,000
Schreiber Industrial Park North
	LOC: National City Bank
	5.400% 06/01/17(a)	4,370,000	4,370,000
Scion Investments LLC
	LOC: National City Corp.
	5.400% 10/01/30(a)	3,755,000	3,755,000
Sedna Finance, Inc.
	5.180% 05/30/07(a)	100,000,000	99,991,726
Sigma Finance, Inc.
	4.000% 08/11/06(b)	45,000,000	44,998,851
	5.200% 04/13/07	50,000,000	50,000,000
	5.356% 03/16/07(a)	70,000,000	69,995,659
Tri-O Development LLC
	LOC: National City Bank
	5.400% 05/01/29(a)	3,180,000	3,180,000
Ultimate Health Services, Inc.
	LOC: Fifth Third Bank
	5.350% 05/01/16(a)	2,600,000	2,600,000
Unicredito Italiano Bank Ireland
	5.355% 03/09/07(a)	60,000,000	60,000,000
Valleydale Baptist Church
	LOC: AmSouth Bank N.A.
	5.480% 12/01/23(a)	11,745,000	11,745,000
Wachovia Bank N.A.
	5.459% 03/30/07(a)	30,000,000	29,996,859
WAWW Partnership
	LOC: Fifth Third Bank
	5.400% 01/01/22(a)	3,055,000	3,055,000
Wells Fargo & Co.
	5.379% 08/15/07(a)(b)	85,000,000	85,000,000
White Pine Finance LLC
	5.445% 04/25/07(a)	25,000,000	24,998,547
	5.460% 04/16/07(a)	40,000,000	39,997,157

	Total Corporate Bonds (cost of $1,614,264,950)		1,614,264,950

Certificates of Deposit – 17.2%
Bank of Tokyo Mitsubishi Ltd. NY
	4.800% 01/11/07	45,000,000	45,000,000
	4.850% 01/03/07	16,000,000	16,000,000
Barclays Bank PLC NY
	5.450% 06/12/07	53,500,000	53,500,000

		Par ($)	Value ($)
Certificates of Deposit – (continued)
	5.500% 06/18/07	15,000,000	15,000,000
Canadian Imperial Bank of Commerce NY
	5.449% 11/15/06(a)	85,000,000	85,001,605
Credit Agricole SA
	5.000% 03/09/07	10,000,000	10,000,000
	5.260% 04/05/07	35,000,000	35,000,000
	5.300% 04/18/07	44,000,000	44,000,000
	5.481% 07/23/07(a)	75,000,000	75,000,000
	5.520% 06/18/07	15,000,000	15,000,000
Credit Suisse NY
	5.250% 04/03/07	40,000,000	40,000,000
	5.846% 03/19/07(a)	9,800,000	9,828,355
DEPFA Bank PLC NY
	4.800% 12/05/06	12,500,000	12,500,000
Deutsche Bank AG
	4.805% 02/21/07	26,000,000	26,000,000
Natexis Banques Populaires NY
	5.010% 02/12/07	14,000,000	14,000,000
	5.055% 02/21/07	16,000,000	16,000,000
Northern Rock PLC
	5.334% 02/05/07(a)(b)	27,000,000	27,000,000
Royal Bank of Canada NY
	5.367% 12/22/06(a)	50,000,000	49,993,126
	5.375% 11/07/08(a)	40,000,000	40,000,000
Societe Generale
	5.500% 06/18/07	15,000,000	15,000,000

	Total Certificates of Deposit (cost of $643,823,086)		643,823,086

Commercial Paper – 17.1%
Cheyne Finance LLC
	5.339% 08/15/06(a)(b)	28,000,000	28,000,000
Compass Securitization LLC
	5.300% 09/11/06(a)(b)	68,000,000	67,997,721
East-Fleet Finance LLC
	5.380% 08/17/06(b)(d)	50,000,000	49,880,444
Iowa Student Loan LIQ Co.
	5.290% 08/08/06(d)	33,000,000	32,966,056
Lexington Parker Capital Corp.
	5.121% 11/17/06(a)(b)	50,000,000	49,997,084
	5.139% 11/20/06(a)(b)	85,000,000	84,994,870
Long Island College Hospital
	LOC: Landesbank Hessen-Thuringen Girozentrale
	5.310% 08/09/06(d)	25,700,000	25,669,674

		Par ($)	Value ($)
Commercial Paper – (continued)
Rhineland Funding Capital Corp.
	5.100% 08/15/06(b)(d)	71,501,000	71,359,190
	5.280% 09/11/06(b)(d)	15,233,000	15,141,399
	5.300% 09/11/06(b)(d)	8,000,000	7,951,711
	5.378% 09/27/06(a)(b)	100,000,000	99,998,383
Spintab Swedmortgage AB
	5.050% 08/08/06(d)	60,000,000	59,941,083
Sydney Capital Corp.
	5.380% 08/18/06(b)(d)	46,023,000	45,906,076

	Total Commercial Paper (cost of $639,803,691)		639,803,691

Municipal Bonds – 10.6%

ARIZONA – 0.1%
AZ Phoenix Industrial Development Authority
	Pilgrim Rest Foundation Inc.,
	Series 2005 B,
	LOC: JPMorgan Chase Bank
	5.390% 10/01/30(a)	2,175,000	2,175,000
	ARIZONA TOTAL		2,175,000
CALIFORNIA – 0.0%
CA Statewide Communities Development Authority
	Series 2003,
	LOC: FHLB
	5.370% 06/01/36(a)	523,000	523,000
	CALIFORNIA TOTAL		523,000
COLORADO – 2.7%
CO Housing & Finance Authority
	Series 2003 A-1,
	SPA: FHLB
	5.380% 10/01/33(a)	13,650,000	13,650,000
	Series 2003 B-2,
	SPA: JPMorgan Chase Bank
	5.380% 11/01/33(a)	36,240,000	36,240,000
	Series 2003 C-1,
	SPA: JPMorgan Chase Bank
	5.380% 11/01/32(a)	26,310,000	26,310,000
	Series 2004 A-1,
	SPA: Dexia Credit Local
	5.380% 11/01/34(a)	24,825,000	24,825,000
	COLORADO TOTAL		101,025,000
FLORIDA – 0.5%
FL Hurricane Catastrophe Fund
	Series 2006 B,

		Par ($)	Value ($)
Municipal Bonds – (continued)
FLORIDA – (continued)
	5.377% 08/15/07(a)	20,000,000	20,000,000
	FLORIDA TOTAL		20,000,000
IDAHO – 0.1%
ID Boise City Urban Renewal Agency
	Series 2004 B,
	LOC: KeyBank N.A.
	5.450% 03/01/13(a)	2,760,000	2,760,000
	IDAHO TOTAL		2,760,000
LOUISIANA – 3.1%
LA New Orleans Pension Revenue
	Series 2000,
	Insured: AMBAC,
	SPA: Bank One Louisiana
	5.560% 09/01/30(a)	118,265,000	118,265,000
	LOUISIANA TOTAL		118,265,000
MINNESOTA – 0.1%
MN Eagan
	Multi-Family Revenue,
	Thomas Lake Housing Associates,
	Series 2003 A2,
	Insured: FNMA
	5.390% 03/15/33(a)	2,710,000	2,710,000
	MINNESOTA TOTAL		2,710,000
MISSISSIPPI – 0.4%
MS Business Finance Corp.
	Telepak, Inc.,
	Series 2000,
	LOC: First Union National Bank
	5.350% 09/01/15(a)	15,000,000	15,000,000
	MISSISSIPPI TOTAL		15,000,000
MISSOURI – 0.2%
MO Kansas City Tax Increment Financing Commission
	Series 2005,
	LOC: LaSalle Bank N.A.
	5.430% 11/01/28(a)	7,075,000	7,075,000
	MISSOURI TOTAL		7,075,000
NEW MEXICO – 0.1%
NM Las Cruces Industrial Development Revenue
	F & A Dairy Products, Inc.,
	Series 2003,
	LOC: Wells Fargo Bank N.A.
	5.280% 12/01/23(a)	4,000,000	4,000,000
	NEW MEXICO TOTAL		4,000,000
NEW YORK – 0.8%
NY New York City Housing Development Corp.
	RBNB 20 Owner LLC,
	Series 2006 B,

		Par ($)	Value ($)
Municipal Bonds – (continued)
NEW YORK – (continued)
	LOC: Landesbank Hessen-Thuringen
	5.350% 06/01/39(a)	32,113,000	32,113,000
	NEW YORK TOTAL		32,113,000
NORTH CAROLINA – 0.0%
NC Wake Forest University
	Series 1997,
	LOC: Wachovia Bank N.A.
	5.350% 07/01/17(a)	1,000,000	1,000,000
	NORTH CAROLINA TOTAL		1,000,000
PENNSYLVANIA – 0.4%
PA Cumberland County Municipal Authority
	Lutheran Services Northeast,
	Series 2003 B,
	LOC: Wachovia Bank N.A.
	5.390% 01/01/08(a)	890,000	890,000
PA Donegal Crossing LLC
	Series 2002,
	LOC: Waypoint Bank,
	LOC: FHLB
	5.380% 08/15/27(a)	13,380,000	13,380,000
	PENNSYLVANIA TOTAL		14,270,000
SOUTH CAROLINA – 0.0%
SC Jobs Economic Development Authority
	Cannon Memorial Hospital,
	Series 2004 B,
	LOC: National Bank of South Carolina
	5.470% 06/01/09(a)	175,000	175,000
	SOUTH CAROLINA TOTAL		175,000
TEXAS – 0.9%
TX State
	Series 1994 A-2,
	SPA: DEPFA Bank PLC
	5.300% 12/01/33(a)	32,917,000	32,917,000
	TEXAS TOTAL		32,917,000
VIRGINIA – 1.1%
VA Housing Development Authority
	Series 1996 E,
	5.380% 01/01/46(a)	42,347,000	42,347,000
	VIRGINIA TOTAL		42,347,000
WASHINGTON – 0.1%
WA Meadow Springs Country Club
	Series 2000,
	LOC: U.S. Bank N.A.

		Par ($)	Value ($)
Municipal Bonds – (continued)
WASHINGTON – (continued)
	5.390% 08/01/25(a)	2,335,000	2,335,000
	WASHINGTON TOTAL		2,335,000

	Total Municipal Bonds (cost of $398,690,000)		398,690,000

Extendible Commercial Notes – 8.8%
Ivory Funding Corp.
	5.310% 08/03/06(b)(d)	5,771,000	5,769,297
	5.320% 08/03/06(b)(d)	109,906,000	109,873,517
KKR Pacific Funding Ltd.
	5.380% 08/21/06(b)(d)	34,440,000	34,337,063
	5.380% 08/22/06(b)(d)	75,000,000	74,764,625
Monument Gardens Funding LLC
	5.060% 08/03/06(b)(d)	42,619,000	42,607,019
	5.320% 08/01/06(b)(d)	62,760,000	62,760,000

	Total Extendible Commercial Notes (cost of $330,111,521)		330,111,521

Funding Agreements – 2.5%
Genworth Life Insurance Co.
	5.414% 08/05/07(a)(c)	25,000,000	25,000,000
Metropolitan Life Insurance Co.
	5.294% 05/29/07(a)(c)	68,000,000	68,000,000

	Total Funding Agreements (cost of $93,000,000)		93,000,000

Asset-Backed Securities – 0.4%
Paragon Mortgages PLC
	5.359% 10/15/41(a)	14,674,806	14,674,806

	Total Asset-Backed Securities (cost of $14,674,806)		14,674,806

	Total Investments(e) – 99.7% (cost of $3,734,368,054)		3,734,368,054

	Other Assets & Liabilities, Net – 0.3%		12,117,161

	Net Assets – 100.0%		3,746,485,215

Notes to Investment Portfolio:

*                   Security Valuation:

Securities are valued on the basis of amortized cost, which approximates current market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant accretion to maturity of any discount or amortization of any premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets may be valued in accordance with procedures adopted by the Board of Trustees.

(a)            The interest rate shown on floating rate or variable rate securities reflects the rate at July 31, 2006.

(b)           The securities, under Rule 144A under the Securities Act of 1933, are restricted to resale normally to qualified institutional buyers. At July 31, 2006, these securities amounted to $1,173,237,058, which represents 31.3% of net assets.

(c)            Illiquid security.

(d)           The rate shown represents the discount rate at the date of purchase.

(e)            Cost for federal income tax purposes is $3,734,368,054.

Acronym	Name
AMBAC	Ambac Assurance Corp.
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)		Columbia Funds Series Trust

By (Signature and Title)	/s/	Christopher L. Wilson
Christopher L. Wilson, President

Date		September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/	Christopher L. Wilson
Christopher L. Wilson, President

Date		September 28, 2006

By (Signature and Title)	/s/	J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date		September 28, 2006